Short-Term Investments - Schedule of Short-term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 41,346	$ 60,286
Gross Unrealized Gain	48	3
Gross Unrealized Loss	(1)	(164)
Fair Value	41,393	60,125
U.S. Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	36,370	47,630
Gross Unrealized Gain	48	3
Gross Unrealized Loss	0	(122)
Fair Value	36,418	47,511
U.S. Government Agency Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	4,976	12,656
Gross Unrealized Gain	0	0
Gross Unrealized Loss	(1)	(42)
Fair Value	$ 4,975	$ 12,614